Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk [member] - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 937,629,877	$ 815,719,765
Total Financial Liabilities	823,155,219	689,293,939
Net Amount	114,474,658	126,425,826
Less than one month [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	329,561,051	274,590,418
Total Financial Liabilities	525,873,217	377,563,393
Net Amount	(196,312,166)	(102,972,975)
3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	81,048,347	69,553,555
Total Financial Liabilities	66,622,888	61,431,217
Net Amount	14,425,459	8,122,338
6 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	73,404,578	69,742,708
Total Financial Liabilities	17,447,849	33,503,067
Net Amount	55,956,729	36,239,641
Later than six months and not later than twelve months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	122,032,475	61,211,792
Total Financial Liabilities	8,728,360	4,678,139
Net Amount	113,304,115	56,533,653
Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	331,583,426	340,621,292
Total Financial Liabilities	204,482,905	212,118,123
Net Amount	$ 127,100,521	$ 128,503,169